Business Combinations - Schedule of Fair Value of Identifiable Assets and Assumed Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Goodwill	$ 313	$ 330	$ 162
2020 Acquisitions [Member]
Business Acquisition [Line Items]
Property, plant and equipment	1	1
Deferred tax assets	5	5
Deferred tax liabilities	(18)	(18)
Net working capital	(5)	(4)
Goodwill	136	135
Total net assets at fair value	239	239
Purchase consideration	239	239
2020 Acquisitions [Member] | Measurement Period Adjustments [Member]
Business Acquisition [Line Items]
Net working capital	(1)
Goodwill	1
2020 Acquisitions [Member] | Technologies & Licenses [Member]
Business Acquisition [Line Items]
Technologies & licenses	108	108
2020 Acquisitions [Member] | Technologies in Progress [Member]
Business Acquisition [Line Items]
Technologies & licenses	10	10
2020 Acquisitions [Member] | Other Intangible Assets [Member]
Business Acquisition [Line Items]
Technologies & licenses	$ 2	$ 2